CONCENTRATION OF CREDIT RISK - Accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable, net	$ 61,852	¥ 403,584	¥ 38,234
Customer C | Accounts receivable
Concentration Risk [Line Items]
Accounts receivable, net		107,153
Customer D | Accounts receivable
Concentration Risk [Line Items]
Accounts receivable, net		48,172
Customer E | Accounts receivable
Concentration Risk [Line Items]
Accounts receivable, net		¥ 45,525
Customer F | Accounts receivable
Concentration Risk [Line Items]
Accounts receivable, net			9,275
Customer G | Accounts receivable
Concentration Risk [Line Items]
Accounts receivable, net			7,517
Customer H | Accounts receivable
Concentration Risk [Line Items]
Accounts receivable, net			¥ 6,073